Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 167,810	$ 21,217
Prepaid expenses	427,342	713,426	17,000
Total current assets	595,152	734,643	17,000
Deferred offering costs associated with initial public offering			25,000
Investments held in Trust Account	325,243,799	325,028,452
Total Assets	325,838,951	325,763,095	42,000
Current liabilities:
Accounts payable	177,473	200,984
Accrued expenses	264,264	330,565	25,000
Due to related party	61,116	61,116
Note payable	750,000	250,000
Total current liabilities	1,252,853	842,665	25,000
Derivative warrant liabilities	1,397,500	6,342,500
Deferred underwriting commissions	11,375,000	11,375,000
Total liabilities	14,025,353	18,560,165	25,000
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.00 as of June 30, 2022 and December 31, 2021	325,143,799	325,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of June 30, 2022 and December 31, 2021
Class A ordinary shares, $0.0001 par value; 300,000,000 shares authorized; no non-redeemable shares issued and outstanding as of June 30, 2022 and December 31, 2021
Class B ordinary shares, $0.0001 par value; 30,000,000 shares authorized; 8,125,000 shares issued and outstanding as of June 30, 2022 and December 31, 2021	813	813	863
Additional paid-in capital			24,137
Accumulated deficit	(13,331,014)	(17,797,883)	(8,000)
Total shareholders' deficit	(13,330,201)	(17,797,070)	17,000
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 325,838,951	$ 325,763,095	$ 42,000